COLLABORATION AGREEMENTS (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 15, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2007	Nov. 01, 2021 USD ($) Agreements Candidates Programs
Number of generic collaborative agreements to sell rights | Agreements				10
Number of generic programs retained for collaboration rights | Programs				2
Number of generic drug candidates | Candidates				4
Revenues recognized		$ 3,800
Expected revenue receivable over twenty four months				$ 21,500
Minimum [Member]
Royalties maturity			2016
Maximum [Member]
Royalties maturity			2028
Partner [Member]
Consideration for agreement	$ 4,250
Royalties percentage	2.00%